GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Segments, Geographical Areas [Abstract]
Schedule of revenue from external customers by geographic areas
The following table presents revenue by geographic area, the Greater China and all other countries, based on the geographic location of its Online Channels for the years ended December 31, 2023, 2024 and 2025(RMB in millions). No revenue result from an individual country other than Greater China accounted for more than 10% of revenue for the presented years.

	2023	2024	2025
Total Revenue
The Greater China	38,668	45,656	51,700
Other	5,894	7,721	10,810

	44,562	53,377	62,510